Document and Entity Information	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	First Seacoast Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-41597
Entity Tax Identification Number	92-0334805
Entity Address, Address Line One	633 Central Avenue
Entity Address, City or Town	Dover
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03820
City Area Code	603
Local Phone Number	742-4680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001943802
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FSEA
Security Exchange Name	NASDAQ